Fair Value of Financial Instruments (Schedule of Mortgage Loans With Election Of Fair Value Option) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value	$ 487	$ 739
Commercial [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value	487	739
Aggregate contractual principal	$ 514	$ 742